OPERATING DATA - Exposure to Credit Risk by Reportable Segment (Details) - Trade accounts receivables - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 3,476	$ 3,375
North America
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	387	313
Brazil
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,122	1,051
Europe
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	963	1,220
Sustainable Solutions
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	616	538
Mining
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	208	62
Others
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 180	$ 191